Consolidated Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash	$ 123,464	$ 183,097
TOTAL ASSETS	123,464	183,097
CURRENT LIABILITIES
Dividend payable	1,403,988	1,169,513
Accrued liabilities	15,857	15,915
Due to related parties	59,750	59,750
Payable to TV station	1,131,178	1,207,773
Total current liabilities	2,610,773	2,452,951
TOTAL LIABILITIES	2,610,773	2,452,951
STOCKHOLDERS' DEFICIT
Class A Preferred Shares at $0.0005 par value; (50,000,000 shares authorized, 4,689,506 shares issued and outstanding at December 31, 2016 and 2015; liquidation preference of $4,689,506)	2,345	2,345
Common stock at $0.0001 par value; (500,000,000 shares authorized, 83,158,778 shares issued and outstanding at December 31, 2016, and 83,158,778 shares issued at December 31, 2015)	8,318	8,318
Additional paid-in capital	26,124,907	26,124,907
Accumulated deficit	(30,791,423)	(30,497,901)
Accumulated other comprehensive income	1,088,981	1,012,914
Total China Networks International Holdings Ltd.' deficit	(3,566,872)	(3,349,417)
Non-controlling interest	1,079,563	1,079,563
Total stockholders' deficit	(2,487,309)	(2,269,854)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 123,464	$ 183,097